GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Changes in carrying amount of goodwill
Balance at the beginning of the period, Gross Amount	¥ 66,650		¥ 66,650	¥ 65,988
Balance at the beginning of the period, Accumulated Impairment Loss	(1,996)		(1,808)	(1,808)
Balance at the beginning of the period, Net Amount	64,654		64,842	64,180
Increase in goodwill related to acquisitions	46,135			662
Impairment losses recognized	(2,445)		(188)	0
Balance at the end of the period, Gross Amount	112,785		66,650	66,650
Balance at the end of the period, Accumulated Impairment Loss	(4,441)		(1,996)	(1,808)
Balance at the end of the period, Net Amount	¥ 108,344	$ 16,726	¥ 64,654	¥ 64,842